Expense Example {- Fidelity Advisor® Utilities Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Utilities Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Utilities Fund-Class A
Expense Example:
1 year	$ 673
3 years	881
5 years	1,106
10 years	1,751
Fidelity Advisor Utilities Fund-Class M
Expense Example:
1 year	478
3 years	748
5 years	1,038
10 years	1,863
Fidelity Advisor Utilities Fund-Class C
Expense Example:
1 year	281
3 years	560
5 years	964
10 years	1,894
Fidelity Advisor Utilities Fund - Class I
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
Class Z
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786